Fair value measurements - Schedule of Quantitative Information Regarding Significant Unobservable Inputs and Assumptions for Certain Level 3 Financial Instruments (Detail) (JPY ¥)	Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	¥ 416,000,000,000		¥ 501,000,000,000		¥ 519,000,000,000		¥ 673,000,000,000		¥ 613,000,000,000		¥ 640,000,000,000
Long-term borrowings	1,707,660,000,000	[1]			1,664,536,000,000
Equity contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	14,000,000,000	[2]	12,000,000,000	[2]	5,000,000,000	[2]	15,000,000,000	[2]	6,000,000,000	[2]	14,000,000,000	[2]
Equity contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Dividend yield	0.00%	[3]			0.00%	[3]
Volatilities	5.70%	[3]			5.70%	[3]
Correlations	(0.93)	[3]			(0.77)	[3]
Equity contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Dividend yield	8.30%	[3]			11.00%	[3]
Volatilities	82.20%	[3]			92.40%
Correlations	0.96	[3]			0.99	[3]
Equity contracts [Member] | Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Dividend yield		[4]				[4]
Volatilities		[4]				[4]
Correlations		[4]				[4]
Interest rate contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	(53,000,000,000)	[2]	(52,000,000,000)	[2]	(54,000,000,000)	[2]	(6,000,000,000)	[2]	(53,000,000,000)	[2]	(39,000,000,000)	[2]
Interest rate contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	10.60%	[3]			13.50%	[3]
Correlations	(0.78)	[3]			(0.70)	[3]
Interest rate contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	32.20%	[3]			118.10%	[3]
Correlations	0.99	[3]			0.99	[3]
Interest rate contracts [Member] | Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities		[4]				[4]
Correlations		[4]				[4]
Interest rate contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates					62.9	[3]
Interest rates	0.70%	[3]			0.60%	[3]
Interest rate contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates					121.7	[3]
Interest rates	4.40%	[3]			4.20%	[3]
Interest rate contracts [Member] | DCF / Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates						[4]
Interest rates		[4]				[4]
Credit contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	29,000,000,000	[2]	35,000,000,000	[2]	25,000,000,000	[2]	(2,000,000,000)	[2]	0	[2]	(11,000,000,000)	[2]
Credit contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	25.00%	[3]			10.00%	[3]
Correlations	0.21	[3]			0.33	[3]
Credit contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	70.00%	[3]			70.00%	[3]
Correlations	0.92	[3]			0.90	[3]
Credit contracts [Member] | Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities		[4]				[4]
Correlations		[4]				[4]
Credit contracts [Member] | DCF / Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[3]			0.00%	[3]
Recovery rates	20.00%	[3]			15.00%	[3]
Credit contracts [Member] | DCF / Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	7.80%	[3]			7.50%	[3]
Recovery rates	80.00%	[3]			40.00%	[3]
Credit contracts [Member] | DCF / Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads		[4]				[4]
Recovery rates		[4]				[4]
Foreign exchange contracts [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	0	[2]	2,000,000,000	[2]	(3,000,000,000)	[2]	11,000,000,000	[2]	7,000,000,000	[2]	18,000,000,000	[2]
Foreign exchange contracts [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates					2.7	[3]
Foreign exchange contracts [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates					12,484.0	[3]
Foreign exchange contracts [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Forward FX rates						[4]
Foreign exchange contracts [Member] | Option models [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	1.30%	[3]			1.40%	[3]
Foreign exchange contracts [Member] | Option models [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities	22.70%	[3]			20.70%	[3]
Foreign exchange contracts [Member] | Option models [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Volatilities		[4]				[4]
Long-term borrowings [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	213,000,000,000				222,000,000,000
Long-term borrowings [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	10.00%	[3]
Prepayment rates	20.00%	[3]
Default probabilities	2.00%	[3]
Long-term borrowings [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Loss severities	30.00%	[3]
Volatilities	11.00%	[3]			13.50%	[3]
Correlations	(0.78)	[3]			(0.77)	[3]
Long-term borrowings [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Loss severities	60.00%	[3]
Volatilities	82.20%	[3]			118.10%	[3]
Correlations	0.99	[3]			0.99	[3]
Long-term borrowings [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields		[4]
Prepayment rates		[4]
Default probabilities		[4]
Loss severities		[4]
Volatilities		[4]				[4]
Correlations		[4]				[4]
Trading assets and private equity investments [Member] | Equities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	102,000,000,000		128,000,000,000		129,000,000,000		121,000,000,000		118,000,000,000		125,000,000,000
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[3]			7.60%	[3]
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Liquidity discounts	11.00%	[3]			25.00%	[3]
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Liquidity discounts	50.00%	[3]			38.00%	[3]
Trading assets and private equity investments [Member] | Equities [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[4]			7.60%	[4]
Liquidity discounts	31.50%	[4]			35.40%	[4]
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.70%	[3]			5.20%	[3]
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	8.00%	[3]			6.70%	[3]
Trading assets and private equity investments [Member] | Equities [Member] | DCM [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.80%	[4]			6.30%	[4]
Trading assets and private equity investments [Member] | Private equity investments [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	84,000,000,000		88,000,000,000		87,000,000,000		188,000,000,000		189,000,000,000		202,000,000,000
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.70%	[3]			6.80%	[3]
Growth rates	0.00%	[3]			0.00%	[3]
Liquidity discounts	25.00%	[3]			25.00%	[3]
Trading assets and private equity investments [Member] | Private equity investments [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.70%	[4]			6.80%	[4]
Growth rates	0.00%	[4]			0.00%	[4]
Liquidity discounts	25.00%	[4]			25.00%	[4]
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
PE ratios	7.7	[3]			7.7	[3]
Price/Embedded values	0.4	[3]			0.4	[3]
Price/Book ratios	0.4	[3]			0.4	[3]
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	3.6	[3]			3.7	[3]
Liquidity discounts	0.00%	[3]			0.00%	[3]
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	13.1	[3]			11.3	[3]
Liquidity discounts	33.00%	[3]			33.00%	[3]
Trading assets and private equity investments [Member] | Private equity investments [Member] | Market multiples [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	12.6	[4]			11.0	[3]
PE ratios	7.7	[4]			7.7	[4]
Price/Embedded values	0.4	[4]			0.4	[4]
Price/Book ratios	0.4	[4]			0.4	[4]
Liquidity discounts	25.80%	[4]			25.80%	[4]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	27,000,000,000		38,000,000,000		91,000,000,000		49,000,000,000		47,000,000,000		37,000,000,000
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[3]			0.00%	[3]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	6.00%	[3]			6.50%	[3]
Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.50%	[4]			0.70%	[4]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	101,000,000,000		78,000,000,000		69,000,000,000		90,000,000,000		67,000,000,000		62,000,000,000
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[3]			0.00%	[3]
Recovery rates	0.00%	[3]			0.10%	[3]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	24.40%	[3]			24.20%	[3]
Recovery rates	36.40%	[3]			36.40%	[3]
Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	4.20%	[4]			2.60%	[4]
Recovery rates	31.70%	[4]			28.10%	[4]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	7,000,000,000		7,000,000,000		6,000,000,000		11,000,000,000		9,000,000,000		8,000,000,000
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Default probabilities					100.00%	[3]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	4.00%	[3]			0.00%	[3]
Default probabilities	15.00%	[3]
Loss severities	0.00%	[3]			0.00%	[3]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	24.60%	[3]			25.00%	[3]
Default probabilities	25.00%	[3]
Loss severities	12.50%	[3]			80.00%	[3]
Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	10.90%	[4]			8.00%	[4]
Default probabilities	41.20%	[4]			100.00%	[4]
Loss severities	1.60%	[4]			0.30%	[4]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	3,000,000,000		3,000,000,000		4,000,000,000		5,000,000,000		21,000,000,000		5,000,000,000
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Default probabilities	0.40%	[3]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	0.30%	[3]			0.00%	[3]
Prepayment rates	4.00%	[3]			0.00%	[3]
Default probabilities					0.30%	[3]
Loss severities	32.50%	[3]			22.00%	[3]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	6.30%	[3]			40.00%	[3]
Prepayment rates	8.10%	[3]			8.20%	[3]
Default probabilities					17.00%	[3]
Loss severities	87.20%	[3]			90.00%	[3]
Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	2.10%	[4]			3.30%	[4]
Prepayment rates	5.70%	[4]			4.50%	[4]
Default probabilities	0.40%	[4]			14.70%	[4]
Loss severities	52.50%	[4]			64.20%	[4]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	5,000,000,000		66,000,000,000		68,000,000,000		77,000,000,000		91,000,000,000		91,000,000,000
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	15.00%	[3]
Default probabilities	65.00%	[3]
Loss severities	100.00%	[3]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields					1.80%	[3]
Default probabilities					24.00%	[3]
Loss severities					80.00%	[3]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields					15.00%	[3]
Default probabilities					65.00%	[3]
Loss severities					100.00%	[3]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	15.00%	[4]			1.90%	[4]
Default probabilities	65.00%	[4]			42.60%	[4]
Loss severities	100.00%	[4]			88.00%	[4]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCM [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.40%	[3]			6.80%	[3]
Trading assets and private equity investments [Member] | Real estate-backed securities [Member] | DCM [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Capitalization rates	6.40%	[4]			6.80%	[4]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	13,000,000,000		16,000,000,000		12,000,000,000		11,000,000,000		19,000,000,000		20,000,000,000
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	6.40%	[3]			0.00%
Prepayment rates	0.00%	[3]			0.00%	[3]
Default probabilities	2.00%	[3]			2.00%	[3]
Loss severities	30.00%	[3]			30.00%	[3]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	75.30%	[3]			58.60%
Prepayment rates	20.00%	[3]			15.00%	[3]
Default probabilities	10.00%	[3]			5.00%	[3]
Loss severities	60.00%	[3]			75.00%	[3]
Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDO") and other [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	14.60%	[4]			17.10%	[4]
Prepayment rates	17.40%	[4]			13.80%	[4]
Default probabilities	2.90%	[4]			2.10%	[4]
Loss severities	46.90%	[4]			45.60%	[4]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	18,000,000,000		14,000,000,000		13,000,000,000		10,000,000,000		10,000,000,000		9,000,000,000
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.00%	[3]			0.00%	[3]
Correlations	0.50	[3]			0.50	[3]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	3.50%	[3]			6.50%	[3]
Correlations	0.71	[3]			0.70	[3]
Trading assets and private equity investments [Member] | Investment trust funds and other [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.30%	[4]			0.60%	[4]
Correlations	0.60	[4]			0.60	[4]
Loans and receivables [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	2,000,000,000		3,000,000,000		3,000,000,000		8,000,000,000		11,000,000,000		11,000,000,000
Loans and receivables [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads					3.00%	[3]
Loans and receivables [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	2.70%	[3]
Loans and receivables [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	13.90%	[3]
Loans and receivables [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	9.70%	[4]			3.00%	[4]
Other assets [Member] | Non-trading debt securities [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	4,000,000,000		4,000,000,000		4,000,000,000		4,000,000,000		4,000,000,000		6,000,000,000
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.20%	[3]			0.20%	[3]
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	2.50%	[3]			2.50%	[3]
Other assets [Member] | Non-trading debt securities [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Credit spreads	0.90%	[4]			1.70%	[4]
Other assets [Member] | Other [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Assets measured at fair value	¥ 60,000,000,000	[5],[6]	¥ 59,000,000,000	[5]	¥ 60,000,000,000	[5],[6]	¥ 81,000,000,000	[5]	¥ 67,000,000,000	[5]	¥ 72,000,000,000	[5]
Other assets [Member] | Other [Member] | DCF [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[3],[6]			7.60%	[3],[6]
Other assets [Member] | Other [Member] | DCF [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	6.70%	[3],[6]			6.80%	[3],[6]
Growth rates	0.00%	[3],[6]			0.00%	[3],[6]
Liquidity discounts	0.00%	[3],[6]			0.00%	[3],[6]
Other assets [Member] | Other [Member] | DCF [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
WACC	7.20%	[3],[6]			6.80%	[3],[6]
Growth rates	1.00%	[3],[6]			1.00%	[3],[6]
Liquidity discounts	30.00%	[3],[6]			30.00%	[3],[6]
Other assets [Member] | Other [Member] | DCF [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
Yields	7.60%	[4],[6]			7.60%	[4],[6]
WACC	7.10%	[4],[6]			6.80%	[4],[6]
Growth rates	0.90%	[4],[6]			0.90%	[4],[6]
Liquidity discounts	9.80%	[4],[6]			8.00%	[4],[6]
Other assets [Member] | Other [Member] | Market multiples [Member] | Minimum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	3.6	[3],[6]			6.9	[3],[6]
PE ratios	7.7	[3],[6]			7.7	[3],[6]
Price/Book ratios	0.0	[3],[6]			0.0	[3],[6]
Liquidity discounts	25.00%	[3],[6]			25.00%	[3],[6]
Other assets [Member] | Other [Member] | Market multiples [Member] | Maximum [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	14.8	[3],[6]			12.5	[3],[6]
PE ratios	60.1	[3],[6]			44.4	[3],[6]
Price/Book ratios	5.3	[3],[6]			5.6	[3],[6]
Liquidity discounts	30.00%	[3],[6]			30.00%	[3],[6]
Other assets [Member] | Other [Member] | Market multiples [Member] | Weighted Average [Member]
Quantitative Information About Significant Unobservable Inputs [Line Items]
EV/EBITDA ratios	7.2	[4],[6]			9.9	[4],[6]
PE ratios	22.6	[4],[6]			25.8	[4],[6]
Price/Book ratios	1.0	[4],[6]			1.7	[4],[6]
Liquidity discounts	29.80%	[4],[6]			29.80%	[4],[6]

[1]	Includes structured notes for which the fair value option is elected.
[2]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.
[3]	Range information is provided in percentages, coefficients and multiples and represents the highest and lowest level significant unobservable valuation input used to value that type of financial instrument. A wide dispersion in the range does not necessarily reflect increased uncertainty or subjectivity in the valuation input and is typically just a consequence of the different characteristics of the financial instruments themselves.
[4]	Weighted average information for non-derivative instruments is calculated by weighting each valuation input by the fair value of the financial instrument.
[5]	Includes the impact of the refined fair value measurements of certain investments in unlisted equity securities.
[6]	Valuation technique(s) and unobservable inputs represent those equity securities reported within Other assets.